Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 22, 2013	Jun. 29, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NUE
Entity Registrant Name	NUCOR CORP
Entity Central Index Key	0000073309
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		317,678,664
Entity Public Float			$ 11.96

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (Note 15)	$ 1,052,862	$ 1,200,645
Short-term investments (Notes 4 and 15)	104,167	1,362,641
Accounts receivable, net (Note 5)	1,707,317	1,710,773
Inventories, net (Note 6)	2,323,641	1,987,257
Other current assets (Notes 10, 14, 15 and 20)	473,377	446,765
Total current assets	5,661,364	6,708,081
Property, plant and equipment, net (Note 7)	4,283,056	3,755,604
Restricted cash and investments (Notes 8 and 15)	275,163	585,833
Goodwill (Note 9)	2,004,538	1,830,661
Other intangible assets, net (Note 9)	959,240	784,640
Other assets (Note 10)	968,698	905,531
Total assets	14,152,059	14,570,350
Current liabilities:
Short-term debt (Notes 12 and 15)	29,912	1,826
Long-term debt due within one year (Notes 12 and 15)	250,000	650,000
Accounts payable (Note 11)	1,046,713	958,645
Salaries, wages and related accruals (Notes 17 and 18)	279,898	333,341
Accrued expenses and other current liabilities (Notes 11, 14, 15 and 16)	423,045	452,247
Total current liabilities	2,029,568	2,396,059
Long-term debt due after one year (Notes 12 and 15)	3,380,200	3,630,200
Deferred credits and other liabilities (Notes 16, 17, 18 and 20)	856,917	837,511
Total liabilities	6,266,685	6,863,770
Commitments and contingencies (Notes 6, 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 377,013 and 376,239 shares issued, respectively)	150,805	150,496
Additional paid-in capital	1,811,459	1,756,534
Retained earnings	7,124,523	7,111,566
Accumulated other comprehensive income (loss), net of income taxes (Notes 2 and 14)	56,761	(38,177)
Treasury stock (59,350 and 59,490 shares, respectively)	(1,501,977)	(1,505,534)
Total Nucor stockholders' equity	7,641,571	7,474,885
Noncontrolling interests	243,803	231,695
Total equity	7,885,374	7,706,580
Total liabilities and equity	$ 14,152,059	$ 14,570,350

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	800,000	800,000
Common stock, shares issued	377,013	376,239
Treasury stock, shares	59,350	59,490

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 19,429,273	$ 20,023,564	$ 15,844,627
Costs, expenses and other:
Cost of products sold (Notes 1, 6, 14 and 18)	17,915,735	18,142,144	15,060,882
Marketing, administrative and other expenses (Notes 1, 3 and 10)	454,900	439,528	331,455
Equity in losses of unconsolidated affiliates (Note 10)	13,323	10,043	32,082
Impairment of non-current assets (Note 10)	30,000	13,943
Interest expense, net (Note 19)	162,375	166,094	153,093
Costs, expenses and other, total	18,576,333	18,771,752	15,577,512
Earnings before income taxes and noncontrolling interests	852,940	1,251,812	267,115
Provision for income taxes (Note 20)	259,814	390,828	60,792
Net earnings	593,126	860,984	206,323
Earnings attributable to noncontrolling interests	88,507	82,796	72,231
Net earnings attributable to Nucor stockholders	$ 504,619	$ 778,188	$ 134,092
Net earnings per share (Note 21):
Basic	$ 1.58	$ 2.45	$ 0.42
Diluted	$ 1.58	$ 2.45	$ 0.42

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 593,126	$ 860,984	$ 206,323
Other comprehensive income (loss):
Net unrealized loss on hedging derivatives, net of income taxes of ($1,100), ($4,700) and ($17,200) for 2012, 2011 and 2010, respectively	(2,264)	(8,454)	(29,957)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $25,000, $21,800 and $20,700 for 2012, 2011 and 2010, respectively	42,515	37,093	35,141
Foreign currency translation gain (loss), net of income taxes of $0, $100 and ($1,300) for 2012, 2011 and 2010, respectively	58,626	(40,210)	8,182
Adjustment to early retiree medical plan, net of income taxes of ($1,528), $952 and $64 for 2012, 2011 and 2010, respectively	(3,646)	1,165	(76)
Other comprehensive income (loss)	95,231	(10,406)	13,290
Comprehensive income	688,357	850,578	219,613
Comprehensive income attributable to noncontrolling interests	(88,512)	(82,791)	(72,241)
Comprehensive income attributable to Nucor stockholders	$ 599,845	$ 767,787	$ 147,372

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized loss on hedging derivatives, net of income taxes	$ (1,100)	$ (4,700)	$ (17,200)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes	25,000	21,800	20,700
Foreign currency translation gain (loss), net of income taxes	0	100	(1,300)
Adjustment to early retiree medical plan, net of income taxes	$ (1,528)	$ 952	$ 64

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2009	$ 7,584,289	$ 149,877	$ 1,675,777	$ 7,120,218	$ (41,056)	$ (1,514,290)	$ 7,390,526	$ 193,763
BALANCES, shares at beginning of period at Dec. 31, 2009		374,692				59,836
Net earnings	206,323			134,092			134,092	72,231
Other comprehensive income (loss)	13,290				13,280		13,280	10
Stock options exercised	4,662	128	4,534				4,662
Stock options exercised (in shares)	319	319
Stock option expense	729		729				729
Issuance of stock under award plans, net of forfeitures	32,777	176	28,152			4,449	32,777
Issuance of stock under award plans, net of forfeitures, shares		440				(176)
Amortization of unearned compensation	2,326		2,326				2,326
Cash dividends	(458,322)			(458,322)			(458,322)
Distributions to noncontrolling interests	(55,380)							(55,380)
BALANCES, end of period at Dec. 31, 2010	7,330,694	150,181	1,711,518	6,795,988	(27,776)	(1,509,841)	7,120,070	210,624
BALANCES, shares at end of period at Dec. 31, 2010		375,451				59,660
Net earnings	860,984			778,188			778,188	82,796
Other comprehensive income (loss)	(10,406)				(10,401)		(10,401)	(5)
Stock options exercised	8,097	155	7,942				8,097
Stock options exercised (in shares)	387	387
Stock option expense	9,850		9,850				9,850
Issuance of stock under award plans, net of forfeitures	30,091	160	25,624			4,307	30,091
Issuance of stock under award plans, net of forfeitures, shares		401				(170)
Amortization of unearned compensation	1,600		1,600				1,600
Cash dividends	(462,610)			(462,610)			(462,610)
Distributions to noncontrolling interests	(61,720)							(61,720)
BALANCES, end of period at Dec. 31, 2011	7,706,580	150,496	1,756,534	7,111,566	(38,177)	(1,505,534)	7,474,885	231,695
BALANCES, shares at end of period at Dec. 31, 2011		376,239				59,490
Net earnings	593,126			504,619			504,619	88,507
Other comprehensive income (loss)	95,231				95,226		95,226	5
Stock options exercised	10,515	142	10,373				10,515
Stock options exercised (in shares)	354	354
Stock option expense	9,850		9,850				9,850
Issuance of stock under award plans, net of forfeitures	36,119	167	32,395			3,557	36,119
Issuance of stock under award plans, net of forfeitures, shares		420				(140)
Amortization of unearned compensation	800		800				800
Cash dividends	(467,662)			(467,662)			(467,662)
Distributions to noncontrolling interests	(74,848)							(74,848)
Other	(24,337)		1,507	(24,000)	(288)		(22,781)	(1,556)
BALANCES, end of period at Dec. 31, 2012	$ 7,885,374	$ 150,805	$ 1,811,459	$ 7,124,523	$ 56,761	$ (1,501,977)	$ 7,641,571	$ 243,803
BALANCES, shares at end of period at Dec. 31, 2012		377,013				59,350

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share	$ 1.4625	$ 1.4525	$ 1.4425

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net earnings	$ 593,126	$ 860,984	$ 206,323
Adjustments:
Depreciation	534,010	522,571	512,147
Amortization	73,011	67,829	70,455
Stock-based compensation	50,733	49,003	43,041
Deferred income taxes	(25,274)	58,051	138,262
Equity in losses of unconsolidated affiliates	13,323	10,043	32,082
Impairment of non-current assets	30,000	13,943
Loss on sale of assets	17,563
Changes in assets and liabilities (exclusive of acquisitions):
Accounts receivable	148,113	(274,920)	(310,188)
Inventories	(65,655)	(433,696)	(231,913)
Accounts payable	(111,496)	62,012	179,807
Federal income taxes	(28,022)	930	180,821
Salaries, wages and related accruals	(60,363)	129,340	56,641
Other	31,316	(35,037)	(10,684)
Cash provided by operating activities	1,200,385	1,031,053	866,794
Investing activities:
Capital expenditures	(947,608)	(438,943)	(338,684)
Investment in and advances to affiliates	(180,472)	(95,950)	(434,006)
Repayment of advances to affiliates	65,446	50,000	83,885
Disposition of plant and equipment	51,063	25,333	24,944
Acquisitions (net of cash acquired)	(760,833)	(3,959)	(64,788)
Purchases of investments	(409,403)	(1,494,782)	(1,323,264)
Proceeds from the sale of investments	1,667,142	1,285,763	394,640
Purchases of restricted investments		(564,994)
Proceeds from the sale of restricted investments	359,295	47,479
Changes in restricted cash	(48,625)	530,165	(598,482)
Cash used in investing activities	(203,995)	(659,888)	(2,255,755)
Financing activities:
Net change in short-term debt	27,945	(11,450)	11,561
Repayment of long-term debt	(650,000)		(6,000)
Proceeds from issuance of long-term debt, net of discount			1,198,992
Debt issuance costs			(4,050)
Issuance of common stock	10,515	8,097	4,687
Excess tax benefits from stock-based compensation	4,700	1,000	(700)
Distributions to noncontrolling interests	(74,848)	(61,720)	(55,380)
Cash dividends	(466,361)	(461,518)	(457,282)
Other financing activities	1,172	30,569
Cash provided by (used in) financing activities	(1,146,877)	(495,022)	691,828
Effect of exchange rate changes on cash	2,704	(904)	5,558
Decrease in cash and cash equivalents	(147,783)	(124,761)	(691,575)
Cash and cash equivalents - beginning of year	1,200,645	1,325,406	2,016,981
Cash and cash equivalents - end of year	1,052,862	1,200,645	1,325,406
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ 71,726	$ 1,559	$ 6,610

Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

In 2012, we began classifying internal fleet and some common carrier costs in cost of products sold in the consolidated statements of earnings. We made this change so that all freight costs will be recorded within the same financial statement line item to allow users of our financial statements to better understand our expense structure. This change resulted in the reclassification of $67.2 million of these costs from marketing, administrative and other expenses to cost of products sold for the year ended December 31, 2011 ($59.9 million in 2010) in order to conform to the current year presentation. Additionally, certain other prior period amounts have been reclassified to conform to current period presentation. These reclassifications did not have an impact on net earnings for the current or any prior periods.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 45% of total inventories as of December 31, 2012 (47% as of December 31, 2011). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, except for property, plant and equipment acquired through acquisitions which were recorded at fair value. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; a significant adverse change in the regulatory, economic or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and recurring negative cash flows from operations. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair-value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria or contain ineffectiveness, the change in fair value (or a portion thereof) is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition

Nucor recognizes revenue when the customer takes title, assumes risk of loss and when collection is reasonably assured.

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor’s intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2012	2011

Foreign currency translation, net of income taxes when applicable	$46,181	$(12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes	-	(40,250)

	$56,761	$(38,177)

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recent Accounting Pronouncements

In January 2012, Nucor adopted accounting guidance regarding changes to the presentation of comprehensive income in the financial statements. The new accounting guidance requires entities to report components of comprehensive income in either (1) a single continuous statement of comprehensive income or (2) two separate but consecutive statements of net income and comprehensive income. We have elected to report the components of comprehensive income in two separate but consecutive statements. The adoption of this guidance impacts the presentation of comprehensive income, but does not impact Nucor’s consolidated financial position, results of operations or cash flows.

Also in January 2012, Nucor adopted accounting guidance that amends the existing requirements for fair value measurement and disclosure. The guidance expands the disclosure requirements around transfers between Level 1 and Level 2 of the fair value hierarchy and around the sensitivity to changes in inputs of fair value measurements categorized in Level 3 of the hierarchy. It also requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed. The guidance also clarifies and expands upon existing requirements for measurement of the fair value of financial assets and liabilities as well as instruments classified in stockholders’ equity. The adoption of this guidance did not have an impact on the consolidated financial statements.

In the first quarter of 2013, Nucor will adopt new accounting guidance requiring additional disclosures on reclassifications from accumulated other comprehensive income into net income. The new accounting guidance requires entities to report either parenthetically on the face of the financial statements or in the notes to the financial statements these reclassifications for each financial statement line item. This new guidance only impacts disclosures and will have no impact on Nucor’s consolidated financial position, results of operations or cash flows.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions
3.	Acquisitions and Dispositions

2012

On June 20, 2012, Nucor completed the acquisition of the entire equity interest in Skyline Steel LLC (Skyline) and its subsidiaries for the cash purchase price of approximately $675.4 million. No cash was received nor was any debt assumed as a result of the acquisition. Skyline’s financial results are included as part of the steel mills segment (see Note 22).

Skyline is a steel foundation manufacturer and distributor serving the U.S., Canada, Mexico and the Caribbean. Skyline’s steel products are used in marine construction, bridge and highway construction, heavy civil construction, storm protection, underground commercial parking and environmental containment projects in the infrastructure and construction industries. Skyline is a significant consumer of H-piling and sheet piling from Nucor-Yamato Steel Company, and it will become a larger downstream consumer of Nucor’s coiled plate and sheet products.

We have allocated the purchase price for Skyline to its individual assets acquired and liabilities assumed. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Skyline as of the date of acquisition (in thousands):

Accounts receivable	$128,004
Inventory	260,473
Other current assets	4,410
Property, plant and equipment	70,100
Goodwill	138,579
Other intangible assets	215,600

Total assets acquired	817,166

Current liabilities	137,654
Deferred credits and other liabilities	4,078

Total liabilities assumed	141,732

Net assets acquired	$675,434

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

As of the date of acquisition		Weighted - Average Life
Customer relationships	$184,500	17 years
Trademarks and trade names	28,500	20 years
Other	2,600	3 years

	$215,600

The goodwill of $138.6 million is primarily attributed to the synergies expected to arise after the acquisition and has been allocated to the steel mills segment (see Note 9). Approximately $128.2 million of the goodwill recognized is expected to be deductible for tax purposes.

In August 2012, Nucor sold the assets of Nucor Wire Products Pennsylvania, Inc., resulting in a loss of $17.6 million. This charge is included in marketing, administrative and other expenses in the consolidated statement of earnings.

In November 2012, Nucor acquired a 50% economic and voting interest in Hunter Ridge Energy Services LLC (Hunter Ridge). Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling program. Nucor accounts for the investment (on a one-month lag basis) under the equity method (see Note 10). As of December 31, 2012, our investment in Hunter Ridge was $95.4 million.

2010

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC (NuMit) for a purchase price of approximately $221.3 million. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities throughout the U.S., Canada and Mexico. Nucor accounts for the investment using the equity method (see Note 10).

All Years

Other minor acquisitions, exclusive of purchase price adjustments of acquisitions made in prior years, totaled $85.4 million in 2012 ($4.0 million in 2011 and $64.8 million in 2010).

Short-term Investments	12 Months Ended
Dec. 31, 2012
Short-term Investments
4.	Short-term Investments

Nucor’s short-term investments held as of December 31, 2012 consisted of certificates of deposit (CDs) and are classified as available-for-sale. The interest rates on the certificates of deposit are fixed at inception.

At December 31, 2011, Nucor’s short-term investments consisted of CDs, corporate debt, Federal Home Loan Bank (FHLB) obligations and variable rate demand notes (VRDNs), all of which were classified as available-for-sale. The investments in corporate debt were debt securities issued by a financial institution that management believes have low credit risk. FHLB consolidated obligations carry high credit ratings from both Moody’s and Standard & Poor’s. VRDNs are variable rate bonds tied to short-term interest rates with stated original maturities in excess of 90 days. All of the VRDNs in which Nucor invested were secured by a direct-pay letter of credit issued by financial institutions that management believes have low credit risk. Nucor could receive the principal invested and interest accrued thereon no later than seven days after notifying the financial institution that Nucor elected to tender the VRDNs. The interest rates on the CDs and the coupon rates on the corporate debt and FHLBs were fixed at inception, and the VRDNs traded at par value.

No realized or unrealized gains or losses were incurred in 2012, 2011 or 2010.

The following is a summary of the short-term investments held at December 31, 2012 and 2011:

	(In thousands) December 31,
	2012	2011

Certificates of deposit	$104,167	$775,000
Corporate debt	-	103,506
Federal Home Loan Bank obligations	-	185,500
Variable rate demand notes	-	298,635

	$104,167	$1,362,641

The contractual maturities of all of the CDs outstanding at December 31, 2012 are in 2013.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
5.	Accounts Receivable

An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of our customers to make required payments. Accounts receivable are stated net of the allowance for doubtful accounts of $57.4 million at December 31, 2012 ($54.3 million at December 31, 2011 and $61.2 million at December 31, 2010).

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
6.	Inventories

Inventories consist of approximately 37% raw materials and supplies and 63% finished and semi-finished products at December 31, 2012 (40% and 60%, respectively, at December 31, 2011). Nucor’s manufacturing process consists of a continuous, vertically integrated process from which products are sold to customers at various stages throughout the process. Since most steel products can be classified as either finished or semi-finished products, these two categories of inventory are combined.

If the FIFO method of accounting had been used, inventories would have been $607.2 million higher at December 31, 2012 ($763.2 million higher at December 31, 2011). During 2010, inventory quantities at locations that value inventory using LIFO were reduced, resulting in a liquidation of LIFO inventory layers carried at lower costs that prevailed in prior years. The effect of the liquidation was to decrease cost of products sold by $30.4 million in 2010 (there was no liquidation of LIFO inventory layers in 2012 or 2011). Use of the lower of cost or market method reduced inventories by $3.5 million at December 31, 2012 ($6.8 million at December 31, 2011).

Nucor has entered into supply agreements for certain raw materials, utilities and other items in the ordinary course of business. These agreements extend into 2029 and total approximately $6.41 billion at December 31, 2012.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
7.	Property, Plant and Equipment

	(In thousands) December 31,
	2012	2011

Land and improvements	$546,234	$515,674
Buildings and improvements	899,944	841,179
Machinery and equipment	8,160,140	7,727,630
Construction in process and equipment deposits	832,255	396,614

	10,438,573	9,481,097
Less accumulated depreciation	(6,155,517)	(5,725,493)

	$4,283,056	$3,755,604

The estimated useful lives range from 5 to 20 years for land improvements, 9 to 31.5 years for buildings and improvements, and 2 to 15 years for machinery and equipment.

Restricted Cash and Investments	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments
8.	Restricted Cash and Investments

As of December 31, 2012, restricted cash and investments consisted of net proceeds from $600.0 million 30-year variable rate Gulf Opportunity Zone bonds issued in November 2010. The restricted cash and investments are held in a trust account and are to be used to partially fund the capital costs associated with the construction of Nucor’s direct reduced ironmaking facility in St. James Parish, Louisiana. Funds are disbursed as qualified expenditures for the construction of the facility are made ($311.8 million in 2012 and $43.2 million in 2011). Restricted investments totaled $149.8 million at December 31, 2012 ($514.3 million at December 31, 2011), and are held in similar short-term investment instruments as described in Note 4. Interest earned on these investments is subject to the same usage requirements as the bond proceeds. Since the restricted cash, investments and interest on investments must be used for the construction of the facility, the entire balance has been classified as a non-current asset.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
9.	Goodwill and Other Intangible Assets

The change in the net carrying amount of goodwill for the years ended December 31, 2012 and 2011 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2010	$268,466	$799,060	$679,916	$ 88,852	$1,836,294
Acquisitions	-	-	2,986	-	2,986
Translation	-	(8,619)	-	-	(8,619)

Balance, December 31, 2011	268,466	790,441	682,902	88,852	1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	-	155,413
Translation	-	18,464	-	-	18,464

Balance, December 31, 2012	$407,045	$805,416	$703,225	$ 88,852	$2,004,538

  The majority of goodwill is not tax deductible.

Intangible assets with estimated lives of 3 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2012		December 31, 2011

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,156,979	$325,819	$941,787	$262,841
Trademarks and trade names	152,869	32,653	123,192	25,628
Other	28,610	20,746	25,868	17,738

	$1,338,458	$379,218	$1,090,847	$306,207

Intangible asset amortization expense was $73.0 million in 2012 ($67.8 million in 2011 and $70.5 million in 2010). Annual amortization expense is estimated to be $72.1 million in 2013; $70.1 million in 2014; $68.2 million in 2015; $66.6 million in 2016; and $64.8 million in 2017.

The Company completed its annual goodwill impairment testing as of the first days of the fourth quarters of 2012, 2011 and 2010 and concluded that as of such dates there was no impairment of goodwill for any of its reporting units. We do not believe there are currently any reporting units at risk of goodwill impairment in the near term. However, assumptions in estimating reporting unit fair values are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the estimated reporting unit fair values and could result in additional impairment charges in future periods.

Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments

10. Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $855.9 million at December 31, 2012 ($775.7 million at December 31, 2011) and is recorded in other assets in the consolidated balance sheets.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (Duferdofin Nucor), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2012 was $454.1 million ($493.9 million at December 31, 2011). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $53.0 million at December 31, 2012, resulting in a basis difference of $401.1 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($319.1 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up were $11.1 million in 2012 ($11.5 million in 2011 and in 2010).

As of December 31, 2012, Nucor had outstanding notes receivable of €35 million ($46.3 million) from Duferdofin Nucor (€30 million as of December 31, 2011). The notes receivable bear interest at 1.69% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2016. Accordingly, the notes receivable were classified in other assets in the consolidated balance sheets as of December 31, 2012.

Nucor has issued a guarantee for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement that matures on October 26, 2013. The maximum amount that Duferdofin Nucor can borrow under Facility A is €112.5 million, and as of December 31, 2012, Duferdofin Nucor had €102.0 million ($134.8 million) outstanding under that facility. If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantee. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under the Structured Trade Finance Facilities Agreement. Nucor has not recorded any liability associated with the guarantee.

NUMIT

Nucor has a 50% economic and voting interest in NuMit LLC. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members. The acquisition did not result in a significant amount of goodwill or intangible assets.

Nucor’s investment in NuMit at December 31, 2012 was $288.4 million ($259.3 million as of December 31, 2011), which is comprised of the purchase price of approximately $221.3 million plus subsequent additional capital contributions and equity method earnings less distributions since acquisition. Nucor also has recorded a $40.0 million note receivable from Steel Technologies LLC that bears interest at 1.26% and resets quarterly to the three-month London Interbank Offered Rate (LIBOR) plus 90 basis points. The principal amount is due on October 21, 2014. In addition, Nucor has extended a $130.0 million line of credit (of which $47.0 million was outstanding at December 31, 2012) to Steel Technologies. As of December 31, 2012, the amounts outstanding on the line of credit bear interest at 1.83% and mature on April 1, 2013. The note receivable was classified in other assets and the amount outstanding on the line of credit was classified in other current assets in the consolidated balance sheets.

HUNTER RIDGE

In November 2012, Nucor acquired a 50% economic and voting interest in Hunter Ridge. Hunter Ridge provides services for the gathering, separation and compression of energy products including natural gas produced by Nucor’s working interest drilling program. Nucor accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in Hunter Ridge at December 31, 2012 was $95.4 million (none at December 31, 2011). The acquisition did not result in a significant amount of goodwill or intangible assets.

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. In the second quarter of 2012, Nucor concluded that a triggering event had occurred requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel, the escalated economic and political turmoil in Europe and continued operating performance well below budgeted levels through the first half of 2012. Duferdofin Nucor’s updated unfavorable forecast of future operating performance was also a contributing factor. After completing its assessment, Nucor determined that the carrying amount exceeded its estimated fair value and recorded a $30.0 million impairment charge against the Company’s investment in Duferdofin Nucor in the second quarter of 2012. This charge is included in impairment of non-current assets in the consolidated statements of earnings. In the fourth quarter of 2012, Nucor reassessed its equity investment in Duferdofin Nucor for impairment. After completing its assessment, the Company determined that the estimated fair value exceeded its carrying amount and that there was no need for further impairment. The assumptions that most significantly affect the fair value determination include projected revenues and the discount rate. Steel market conditions in Europe have continued to be challenging through the fourth quarter of 2012, and, therefore, it is reasonably possible that based on actual performance in the near term the estimates used in our fourth quarter valuation could change and result in further impairment of our investment.

In the third quarter of 2011, the Company concluded that an equity investment in a dust recycling project had been impaired, resulting in an impairment charge of $13.9 million. This charge is included in impairment of non-current assets in the consolidated statements of earnings.

In December 2010, Nucor and its joint venture partners agreed to permanently close the HIsmelt plant in Kwinana, Western Australia. Nucor has a 25% interest in the joint venture that will be terminated. Nucor recorded a pre-tax charge of $10.0 million in the fourth quarter of 2010 (none in 2012 and 2011) in marketing, administrative and other expenses for its portion of the estimated closure costs.

Current Liabilities	12 Months Ended
Dec. 31, 2012
Current Liabilities

11.  Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $53.8 million at December 31, 2012 ($53.6 million at December 31, 2011). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $117.6 million at December 31, 2012 ($116.3 million at December 31, 2011).

Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2012
Debt and Other Financing Arrangements

12. Debt and Other Financing Arrangements

	(In thousands) December 31,
	2012	2011

Industrial revenue bonds:
0.30% to 1.5%, variable,
due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	-	350,000
Notes, 5.0%, due 2012	-	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	3,630,200	4,280,200
Less current maturities	(250,000)	(650,000)

	$3,380,200	$3,630,200

Annual aggregate long-term debt maturities are: $250.0 million in 2013; $3.3 million in 2014; $16.3 million in 2015; none in 2016; $600.0 million in 2017; and $2.761 billion thereafter.

In December 2011, Nucor received increased commitments under the unsecured revolving credit facility to provide for up to $1.50 billion in revolving loans. The amended multi-year revolving credit agreement matures in December 2016 and allows up to $500.0 million in additional commitments at Nucor’s election in accordance with the terms set forth in the credit agreement. Up to the equivalent of $850.0 million of the credit facility is available for foreign currency loans, up to $500.0 million is available for the issuance of letters of credit, and up to $500.0 million is available for the issuance of revolving loans for Nucor subsidiaries in accordance with terms set forth in the credit agreement. The credit facility provides for a pricing grid based upon the credit rating of Nucor’s senior unsecured long-term debt and, alternatively, interest rates quoted by lenders in connection with competitive bidding. The credit facility includes customary financial and other covenants, including a limit on the ratio of funded debt to capital of 60%, a limit on Nucor’s ability to pledge the Company’s assets and a limit on consolidations, mergers and sales of assets. As of December 31, 2012, Nucor’s funded debt to total capital ratio was 32%, and Nucor was in compliance with all covenants under the credit facility. No borrowings were outstanding under the credit facility as of December 31, 2012 and 2011.

Harris Steel has credit facilities totaling approximately $35.5 million, with $2.8 million of borrowings outstanding at December 31, 2012. In addition, the business of Nucor Trading S.A. is financed by uncommitted trade credit arrangements with a number of European banking institutions. As of December 31, 2012, Nucor Trading S.A. had outstanding borrowings of $27.1 million and outstanding guarantees of $0.1 million. In addition, $21.5 million of the amount outstanding at December 31, 2012 (none at December 31, 2011) was guaranteed by Nucor. If Nucor Trading S.A. fails to pay when due any amounts for which it is obligated, Nucor could be required to pay such amounts pursuant to and in accordance with the terms of the guarantee.

Letters of credit totaling $27.2 million were outstanding as of December 31, 2012 related to certain obligations, including workers’ compensation, utilities deposits and credit arrangements by Nucor Trading S.A. for commitments to purchase inventories.

Nucor capitalized $4.7 million of interest expense in 2012 ($3.5 million in 2011 and $0.9 million in 2010) related to the borrowing costs associated with various construction projects.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock

13. Capital Stock

The par value of Nucor’s common stock is $0.40 per share and there are 800 million shares authorized. In addition, 250,000 shares of preferred stock, par value of $4.00 per share, are authorized, with preferences, rights and restrictions as may be fixed by Nucor’s board of directors. There are no shares of preferred stock issued or outstanding.

In 2001, the board of directors adopted a Stockholder Rights Plan in which one right was distributed as a dividend for each Nucor common share outstanding. The rights had no voting power and expired on March 8, 2011.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

14. Derivative Financial Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2012	2011

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$-	$5,071

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$-	$(21,100)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(303)	-
Foreign exchange contracts	Accrued expenses and other current liabilities	(15)	(334)

Total liability derivatives not designated as hedging instruments		(318)	(334)

Total liability derivatives		$(318)	$(21,434)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2012	2011	2010	2012	2011	2010	2012	2011	2010

Commodity contracts	Cost of products sold	$(2,264)	$(8,454)	$(29,957)	$(42,515)	$(37,093)	$(35,141)	$500	$600	$600

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
as Hedging Instruments		2012	2011	2010

Commodity contracts	Cost of products sold	$1,321	$11,757	$(1,417)

Foreign exchange contracts	Cost of products sold	198	(665)	907

Total		$1,519	$11,092	$(510)

During the first quarter of 2012, Nucor settled all of its open natural gas forward purchase contracts that were previously in place. These settlements affected earnings over the periods specified in the original agreements.

Nucor has also entered into various natural gas purchase contracts, which effectively commit Nucor to the following purchases of natural gas to be used for production: $88.4 million in 2013; $30.2 million in 2014; $29.1 million in 2015; $28.8 million in 2016; $29.1 million in 2017; and $347.4 million between 2018 and 2028. These natural gas purchase contracts will primarily supply our direct reduced iron facility in Trinidad.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

15. Fair Value Measurements

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2012. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		(in thousands)
		Fair Value Measurements at Reporting Date Using

	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash equivalents	$830,011	$830,011
Short-term investments	104,167	104,167
Restricted cash and investments	275,163	275,163

Total assets	$1,209,341	$1,209,341	-	-

Liabilities:
Foreign exchange and commodity contracts	$(318)	-	$(318)	-

December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$-
Short-term investments	1,362,641	1,362,641	-
Commodity contracts	5,071	-	5,071
Restricted cash and investments	585,833	585,833	-

Total assets	$2,965,667	$2,960,596	$5,071	-

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	-	$(21,434)	-

Fair value measurements for Nucor’s cash equivalents, short-term investments and restricted cash and investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor’s derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.24 billion at December 31, 2012 ($4.76 billion at December 31, 2011). The fair value estimates are classified under Level 2 because such estimates are based on readily available market prices of our debt at December 31, 2012 and 2011, or similar debt with the same maturities, rating and interest rates.

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies

16. Contingencies

Nucor is subject to environmental laws and regulations established by federal, state and local authorities, and, accordingly, makes provision for the estimated costs of compliance. Of the undiscounted total of $26.5 million of accrued environmental costs at December 31, 2012 ($31.4 million at December 31, 2011), $9.5 million was classified in accrued expenses and other current liabilities ($14.4 million at December 31, 2011) and $17.0 million was classified in deferred credits and other liabilities ($17.0 million at December 31, 2011). Inherent uncertainties exist in these estimates primarily due to unknown conditions, evolving remediation technology, and changing governmental regulations and legal standards.

Nucor has been named, along with other major steel producers, as a co-defendant in several related antitrust class-action complaints filed by Standard Iron Works and other steel purchasers in the United States District Court for the Northern District of Illinois. The majority of these complaints were filed in September and October of 2008, with two additional complaints being filed in July and December of 2010. Two of these complaints have been voluntarily dismissed and are no longer pending. The plaintiffs allege that from April 1, 2005 through December 31, 2007, eight steel manufacturers, including Nucor, engaged in anticompetitive activities with respect to the production and sale of steel. The plaintiffs seek monetary and other relief. Although we believe the plaintiffs’ claims are without merit and will vigorously defend against them, we cannot at this time predict the outcome of this litigation or estimate the range of Nucor’s potential exposure.

Nucor is involved in various other judicial and administrative proceedings as both plaintiff and defendant, arising in the ordinary course of business. Nucor maintains liability insurance for certain risks that arise that are also subject to certain self-insurance limits. Although the outcome of the claims and proceedings against us cannot be predicted with certainty, we believe that there are no existing claims or proceedings that are likely to have a material adverse effect on the consolidated financial statements.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
17.	Stock-Based Compensation

Stock Options

Stock options may be granted to Nucor’s key employees, officers and non-employee directors with exercise prices at 100% of the market value on the date of the grant. The stock options granted in 2010, 2011 and 2012 are exercisable at the end of three years and have a term of 10 years. There are no options exercisable as of December 31, 2012. All stock options granted prior to 2010 were fully exercised at December 31, 2012. New shares are issued upon exercise of stock options.

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2012		2011		2010
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,156	$38.26	983	$29.14	1,060	$21.95
Granted	754	$35.76	560	$42.34	242	$41.43
Exercised	(354)	$29.67	(387)	$20.96	(319)	$14.60
Canceled	-	-	-	-	-	-

Outstanding at end of year	1,556	$39.01	1,156	$38.26	983	$29.14

Options exercisable at end of year	-	-	354	$29.67	741	$25.12

The shares reserved for future grants as of December 31, 2012, 2011 and 2010 are reflected in the restricted stock units table below. The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2012 was $4.3 million ($7.6 million in 2011 and $8.5 million in 2010).

The following table summarizes information about stock options outstanding at December 31, 2012 (none are exercisable):

		(shares in thousands)
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life

$35.76	754	9.4 years
$41.43	242	7.4 years
$42.34	560	8.4 years

$35.76 - $42.34	1,556	8.7 years

As of December 31, 2012, the total aggregate intrinsic value of outstanding options was $6.5 million.

The grant date fair value of options granted was $11.40 in 2012 ($15.37 in 2011 and $15.50 in 2010). The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010

Exercise price	$35.76	$42.34	$41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6.5	6.5	6.5

Compensation expense for stock options was $9.9 million in 2012 ($9.9 million in 2011 and $0.7 million in 2010). As of December 31, 2012, unrecognized compensation expense related to options was $0.5 million, which is expected to be recognized over 0.4 years.

Restricted Stock Units

Nucor annually grants restricted stock units (RSUs) to key employees, officers and non-employee directors. The RSUs typically vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date. A portion of the RSUs awarded to senior officers vest upon the officer’s retirement. Retirement, for purposes of vesting in these units only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to non-employee directors are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director’s service on the board of directors.

RSUs granted to employees who are eligible for retirement on the date of grant are expensed immediately, and RSUs granted to employees who will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since these awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to participants each quarter. Dividend equivalents paid on units expected to vest are recognized as a reduction in retained earnings.

The fair value of the RSUs is determined based on the closing stock price of Nucor’s common stock on the day before the grant. A summary of Nucor’s restricted stock unit activity is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	962	$46.09	1,203	$49.96	1,464	$54.69
Granted	1,101	$35.76	490	$42.34	462	$43.05
Vested	(915)	$40.36	(713)	$50.04	(709)	$55.24
Canceled	(42)	$39.41	(18)	$46.06	(14)	$49.52

Unvested at end of year	1,106	$40.80	962	$46.09	1,203	$49.96

Shares reserved for future grants (stock options and RSUs)	11,839		13,695		14,777

Compensation expense for RSUs was $34.2 million in 2012 ($31.6 million in 2011 and $37.0 million in 2010). The total fair value of shares vested during 2012 was $33.1 million ($29.3 million in 2011 and $30.4 million in 2010). As of December 31, 2012, unrecognized compensation expense related to unvested RSUs was $27.4 million, which is expected to be recognized over a weighted-average period of 1.9 years.

Restricted Stock Awards

Nucor’s Senior Officers Long-Term Incentive Plan (the LTIP) and Annual Incentive Plan (the AIP) authorize the award of shares of common stock to officers subject to certain conditions and restrictions.

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-third of the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer’s attainment of age fifty-five while employed by Nucor. Although participants are entitled to cash dividends and may vote such awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an annual incentive award. In such event, the deferred AIP award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred AIP award. Common stock units attributable to deferred AIP awards are fully vested. Common stock units credited as a deferral incentive vest upon the AIP participant’s attainment of age fifty-five while employed by Nucor. Vested common stock units are paid to AIP participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor’s restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	94	$42.46	141	$44.62	240	$50.75
Granted	122	$42.20	118	$46.41	131	$44.82
Vested	(144)	$41.62	(165)	$47.13	(230)	$51.13
Canceled	-	-	-	-	-	-

Unvested at end of year	72	$43.72	94	$42.46	141	$44.62

Shares reserved for future grants	1,360		1,482		1,600

Compensation expense for common stock and common stock units awarded under the AIP and LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor’s financial performance, exclusive of amounts payable in cash, was $6.6 million in 2012 ($7.4 million in 2011 and $5.2 million in 2010). The total fair value of shares vested during 2012 was $6.0 million ($7.3 million in 2011 and $10.2 million in 2010). As of December 31, 2012, unrecognized compensation expense related to unvested restricted stock awards was $0.6 million, which is expected to be recognized over a weighted-average period of 1.6 years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
18.	Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $77.7 million in 2012 ($117.7 million in 2011 and $22.1 million in 2010). The related liability for these benefits is included in salaries, wages and related accruals.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $13.5 million at December 31, 2012 ($13.3 million at December 31, 2011). The benefit associated with this early retiree medical plan totaled $1.9 million in 2012 (expense of $3.5 million in 2011 and expense of $2.7 million in 2010). We also recorded a non-cash gain of $29.0 million in cost of products sold in the fourth quarter of 2011 as a result of a correction of an error in the actuarial calculation for the plan. The error also resulted in a $7.6 million reduction of other comprehensive income. This error did not have a material impact on that period or any previously reported periods.

The discount rate used was 3.7% in 2012 (4.5% in 2011 and 5.5% in 2010). The health care cost increase trend rate used was 6.6% in 2012 (6.7% in 2011 and 6.8% in 2010). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2027.

Interest Expense (Income)	12 Months Ended
Dec. 31, 2012
Interest Expense (Income)
19.	Interest Expense (Income)

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Interest expense	$ 173,503	$ 178,812	$ 161,140
Interest income	(11,128)	(12,718)	(8,047)

Interest expense, net	$ 162,375	$ 166,094	$ 153,093

Interest paid was $178.0 million in 2012 ($177.6 million in 2011 and $151.8 million in 2010).

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
20.	Income Taxes

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2012	2011	2010

United States	$854,705	$1,241,465	$260,794
Foreign	(1,765)	10,347	6,321

	$852,940	$1,251,812	$267,115

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010

Current:
Federal	$261,552	$329,076	$(66,462)
State	20,337	1,685	(19,297)
Foreign	3,199	2,016	8,289

Total current	285,088	332,777	(77,470)

Deferred:
Federal	(23,052)	55,124	138,662
State	(10,440)	10,400	12,223
Foreign	8,218	(7,473)	(12,623)

Total deferred	(25,274)	58,051	138,262

Total provision for income taxes	$259,814	$390,828	$60,792

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2012	2011	2010

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75	0.63	(1.72)
Federal research credit	-	(0.28)	(1.19)
Domestic manufacturing deduction	(3.25)	(2.21)	-
Equity in losses of foreign joint ventures	1.43	0.64	3.09
Foreign rate differential	0.60	(0.92)	(3.83)
Noncontrolling interests	(3.64)	(2.32)	(9.47)
Other, net	(0.43)	0.68	0.88

Provision for income taxes	30.46%	31.22%	22.76%

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Accrued liabilities and reserves	$108,287	$115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments	-	2,254
Tax credit carryforwards	28,600	39,700

Total deferred tax assets	351,971	370,462

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)	-
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)

Total deferred tax liabilities	(727,712)	(707,948)

Total net deferred tax liabilities	$(375,741)	$(337,486)

Current deferred tax assets included in other current assets were $190.4 million at December 31, 2012 ($195.9 million at December 31, 2011). Non-current deferred tax liabilities included in deferred credits and other liabilities were $566.1 million at December 31, 2012 ($533.4 million at December 31, 2011). Nucor paid $313.5 million in net federal, state and foreign income taxes in 2012 (paid $322.4 million in net federal, state and foreign income taxes in 2011, and received $245.0 million in refunds in 2010).

Cumulative undistributed foreign earnings for which U.S. taxes have not been provided are included in consolidated retained earnings in the amount of $176.5 million at December 31, 2012 ($168.0 million at December 31, 2011). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required. It is not practicable to determine the amount of unrecognized deferred tax liability related to the unremitted earnings.

State net operating loss carryforwards were $418.8 million at December 31, 2012 ($490.8 million at December 31, 2011). If unused, they will expire between 2014 and 2032. Foreign net operating loss carryforwards were $59.2 million at December 31, 2012 ($66.2 million at December 31, 2011). If unused, they will expire between 2027 and 2029.

At December 31, 2012, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $76.4 million would affect Nucor’s effective tax rate, if recognized. At December 31, 2011, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $78.5 million would affect Nucor’s effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2012	2011	2010
Balance at beginning of year	$80,897	$92,752	$108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities	-	-	2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)

Balance at end of year	$80,862	$80,897	$92,752

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as $19.3 million, as a result of the expiration of the statute of limitations.

During 2012, Nucor recognized $2.1 million of expense in interest and penalties ($3.6 million of expense in 2011 and $5.3 million of benefit in 2010). As of December 31, 2012, Nucor had approximately $36.4 million of accrued interest and penalties related to uncertain tax positions ($34.3 million at December 31, 2011).

Nucor has concluded U.S. federal income tax matters for years through 2006. The years 2004 and 2007 are open to the extent net operating losses were carried back. The 2008 to 2012 tax years are open to examination by the Internal Revenue Service. In 2011 the Canada Revenue Agency completed an audit examination for the periods 2006 to 2008 for Harris Steel Group Inc. and subsidiaries with immaterial adjustments to the income tax returns. The tax years 2008 through 2012 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
21.	Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

	2012	2011	2010
Basic net earnings per share:
Basic net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,713)	(2,653)	(1,823)

Net earnings available to common stockholders	$502,906	$775,535	$132,269

Average shares outstanding	318,172	316,997	315,962

Basic net earnings per share	$1.58	$2.45	$0.42

Diluted net earnings per share:
Diluted net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,714)	(2,654)	(1,823)

Net earnings available to common stockholders	$502,905	$775,534	$132,269

Diluted average shares outstanding:
Basic shares outstanding	318,172	316,997	315,962
Dilutive effect of stock options and other	68	164	548

	318,240	317,161	316,510

Diluted net earnings per share	$1.58	$2.45	$0.42

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2012	2011	2010

Anti-dilutive stock options:
Weighted average shares	801	801	242

Weighted average exercise price	$42.07	$42.07	$41.43

Segments	12 Months Ended
Dec. 31, 2012
Segments

22. Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate, and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, a scrap broker and processor; Nu-Iron Unlimited, a facility that produces DRI used by the steel mills; a DRI facility under construction in Louisiana; our natural gas working interests; and certain equity method investments. The “All other” category primarily includes Nucor’s steel trading businesses. The segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal income taxes receivable, the LIFO reserve and investments in and advances to affiliates. Certain amounts for prior years have been reclassified to conform to the 2012 presentation.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Steel mills	$13,317,980	$13,960,245	$10,860,760
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Intercompany sales:
Steel mills	$2,595,767	$2,405,590	$1,719,937
Steel products	71,277	55,646	43,565
Raw materials	9,514,163	10,436,379	8,052,986
All other	13,644	24,869	8,616
Corporate/eliminations	(12,194,851)	(12,922,484)	(9,825,104)

	$-	$-	$-

Depreciation expense:
Steel mills	$366,117	$371,984	$370,458
Steel products	47,948	53,272	58,429
Raw materials	112,939	92,250	78,308
All other	65	56	90
Corporate	6,941	5,009	4,862

	$534,010	$522,571	$512,147

Amortization expense:
Steel mills	$7,879	$-	$262
Steel products	35,152	38,743	40,745
Raw materials	29,109	28,215	28,577
All other	871	871	871
Corporate	-	-	-

	$73,011	$67,829	$70,455

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,161,449	$1,808,859	$872,566
Steel products	(17,140)	(60,282)	(173,433)
Raw materials	55,264	156,180	112,306
All other	821	4,296	4,344
Corporate/eliminations	(347,454)	(657,241)	(548,668)

	$852,940	$1,251,812	$267,115

Segment assets:
Steel mills	$7,669,917	$6,440,868	$6,061,823
Steel products	2,870,810	2,903,281	2,835,812
Raw materials	3,379,742	2,925,651	2,713,819
All other	200,775	152,107	170,174
Corporate/eliminations	30,815	2,148,443	2,140,282

	$14,152,059	$14,570,350	$13,921,910

Capital expenditures:
Steel mills	$369,314	$181,178	$186,236
Steel products	31,698	20,918	21,321
Raw materials	604,312	245,337	125,536
All other	149	15	24
Corporate	13,861	3,179	12,177

	$1,019,334	$450,627	$345,294

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Sheet	$5,540,868	$5,967,756	$4,952,236
Bar	3,536,094	3,733,716	2,668,706
Structural	2,301,778	2,049,907	1,633,203
Plate	1,939,240	2,208,866	1,606,615
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Quarterly Information	12 Months Ended
Dec. 31, 2012
Quarterly Information

23. Quarterly Information (Unaudited)

	(In thousands, except per share data) Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$5,072,594	$5,104,199	$4,801,206	$4,451,274

Gross margin (1)	380,527	399,930	348,733	384,348

Net earnings (2)	163,412	139,567	129,892	160,255

Net earnings attributable to Nucor stockholders (2)	145,104	112,299	110,308	136,908

Net earnings per share:
Basic	0.46	0.35	0.35	0.43
Diluted	0.46	0.35	0.35	0.43

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (3)	423,735	649,450	458,130	350,105

Net earnings (4)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (4)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

(1)	Nucor incurred a LIFO charge of $14.5 million in the first quarter and recorded LIFO credits of $14.5 million, $84.0 million and $71.9 million in the second, third and fourth quarters, respectively. Inventory related purchase accounting adjustments, associated with the acquisition of Skyline, of $8.6 million, $28.2 million, and $12.0 million were recorded in the second, third and fourth quarters, respectively.
(2)	The second quarter includes a pre-tax charge of $30.0 million for impairment of Nucor’s equity investment in Duferdofin Nucor S.r.l. The third quarter includes a pre-tax charge of $17.6 million related to the loss on the sale of the assets of Nucor Wire Products Pennsylvania, Inc.
(3)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(4)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor’s equity investment in a dust recycling project.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS

NUCOR CORPORATION

Financial Statement Schedule

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year

Year ended December 31, 2012 LIFO Reserve	$763,176	$ -	$(155,936)	$607,240

Year ended December 31, 2011 LIFO Reserve	$620,414	$142,762	$ -	$763,176

Year ended December 31, 2010 LIFO Reserve	$456,448	$163,966	$ -	$620,414

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 45% of total inventories as of December 31, 2012 (47% as of December 31, 2011). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, except for property, plant and equipment acquired through acquisitions which were recorded at fair value. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the reportable segment, to the recorded value, including goodwill. When appropriate, Nucor performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For certain reporting units it is necessary to perform a quantitative analysis. In these instances, a discounted cash flow model is used to determine the current estimated fair value of these reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the fair value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their estimated useful lives.

Long-Lived Asset Impairments

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company’s equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. Examples of such circumstances include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee; a significant adverse change in the regulatory, economic, or technological environment of the investee; a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and recurring negative cash flows from operations. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as scrap, copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair-value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same financial statement line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria or contain ineffectiveness, the change in fair value is recognized immediately in earnings in the same financial statement line as the underlying transaction.

Revenue Recognition	Revenue Recognition Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.
Income Taxes

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor’s intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2012	2011

Foreign currency translation, net of income taxes when applicable	$46,181	$(12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes	-	(40,250)

	$56,761	$(38,177)

Foreign Currency Translation

Foreign Currency Translation

For Nucor’s operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity’s financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in net earnings in the period they occur.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2012, Nucor adopted accounting guidance regarding changes to the presentation of comprehensive income in the financial statements. The new accounting guidance requires entities to report components of comprehensive income in either (1) a single continuous statement of comprehensive income or (2) two separate but consecutive statements of net income and comprehensive income. We have elected to report the components of comprehensive income in two separate but consecutive statements. The adoption of this guidance impacts the presentation of comprehensive income, but does not impact Nucor’s consolidated financial position, results of operations or cash flows.

Also in January 2012, Nucor adopted accounting guidance that amends the existing requirements for fair value measurement and disclosure. The guidance expands the disclosure requirements around transfers between Level 1 and Level 2 of the fair value hierarchy and around the sensitivity to changes in inputs of fair value measurements categorized in Level 3 of the hierarchy. It also requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed. The guidance also clarifies and expands upon existing requirements for measurement of the fair value of financial assets and liabilities as well as instruments classified in stockholders’ equity. The adoption of this guidance did not have an impact on the consolidated financial statements.

In the first quarter of 2013, Nucor will adopt new accounting guidance requiring additional disclosures on reclassifications from accumulated other comprehensive income into net income. The new accounting guidance requires entities to report either parenthetically on the face of the financial statements or in the notes to the financial statements these reclassifications for each financial statement line item. This new guidance only impacts disclosures and will have no impact on Nucor’s consolidated financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Other Comprehensive (Loss)

Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2012	2011

Foreign currency translation, net of income taxes when applicable	$46,181	$(12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes	-	(40,250)

	$56,761	$(38,177)

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Skyline as of the date of acquisition (in thousands):

Accounts receivable	$128,004
Inventory	260,473
Other current assets	4,410
Property, plant and equipment	70,100
Goodwill	138,579
Other intangible assets	215,600

Total assets acquired	817,166

Current liabilities	137,654
Deferred credits and other liabilities	4,078

Total liabilities assumed	141,732

Net assets acquired	$675,434

Preliminary Purchase Price Allocation to Identifiable Intangible Assets

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

		Weighted - Average Life
Customer relationships	$184,500	17 years
Trademarks and trade names	28,500	20 years
Other	2,600	3 years

	$215,600

Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short Term Investments

The following is a summary of the short-term investments held at December 31, 2012 and 2011:

	(In thousands) December 31,
	2012	2011

Certificates of deposit	$104,167	$775,000
Corporate debt	-	103,506
Federal Home Loan Bank obligations	-	185,500
Variable rate demand notes	-	298,635

	$104,167	$1,362,641

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment

	(In thousands) December 31,
	2012	2011

Land and improvements	$546,234	$515,674
Buildings and improvements	899,944	841,179
Machinery and equipment	8,160,140	7,727,630
Construction in process and equipment deposits	832,255	396,614

	10,438,573	9,481,097
Less accumulated depreciation	(6,155,517)	(5,725,493)

	$4,283,056	$3,755,604

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2012 and 2011 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2010	$268,466	$799,060	$679,916	$ 88,852	$1,836,294
Acquisitions	-	-	2,986	-	2,986
Translation	-	(8,619)	-	-	(8,619)

Balance, December 31, 2011	268,466	790,441	682,902	88,852	1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	-	155,413
Translation	-	18,464	-	-	18,464

Balance, December 31, 2012	$407,045	$805,416	$703,225	$ 88,852	$2,004,538

Schedule of Intangible Assets

Intangible assets with estimated lives of 3 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2012		December 31, 2011

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,156,979	$325,819	$941,787	$262,841
Trademarks and trade names	152,869	32,653	123,192	25,628
Other	28,610	20,746	25,868	17,738

	$1,338,458	$379,218	$1,090,847	$306,207

Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt and Other Financing Arrangements

	(In thousands) December 31,
	2012	2011

Industrial revenue bonds:
0.30% to 1.5%, variable,
due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	-	350,000
Notes, 5.0%, due 2012	-	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	3,630,200	4,280,200
Less current maturities	(250,000)	(650,000)

	$3,380,200	$3,630,200

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2012	2011

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$-	$5,071

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$-	$(21,100)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(303)	-
Foreign exchange contracts	Accrued expenses and other current liabilities	(15)	(334)

Total liability derivatives not designated as hedging instruments		(318)	(334)

Total liability derivatives		$(318)	$(21,434)

Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2012	2011	2010	2012	2011	2010	2012	2011	2010

Commodity contracts	Cost of products sold	$(2,264)	$(8,454)	$(29,957)	$(42,515)	$(37,093)	$(35,141)	$500	$600	$600

Not Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
as Hedging Instruments		2012	2011	2010

Commodity contracts	Cost of products sold	$1,321	$11,757	$(1,417)

Foreign exchange contracts	Cost of products sold	198	(665)	907

Total		$1,519	$11,092	$(510)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Assets and Financial Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2012. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		(in thousands)
		Fair Value Measurements at Reporting Date Using

	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash equivalents	$830,011	$830,011
Short-term investments	104,167	104,167
Restricted cash and investments	275,163	275,163

Total assets	$1,209,341	$1,209,341	-	-

Liabilities:
Foreign exchange and commodity contracts	$(318)	-	$(318)	-

December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$-
Short-term investments	1,362,641	1,362,641	-
Commodity contracts	5,071	-	5,071
Restricted cash and investments	585,833	585,833	-

Total assets	$2,965,667	$2,960,596	$5,071	-

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	-	$(21,434)	-

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2012		2011		2010
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,156	$38.26	983	$29.14	1,060	$21.95
Granted	754	$35.76	560	$42.34	242	$41.43
Exercised	(354)	$29.67	(387)	$20.96	(319)	$14.60
Canceled	-	-	-	-	-	-

Outstanding at end of year	1,556	$39.01	1,156	$38.26	983	$29.14

Options exercisable at end of year	-	-	354	$29.67	741	$25.12

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2012 (none are exercisable):

		(shares in thousands)
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life

$35.76	754	9.4 years
$41.43	242	7.4 years
$42.34	560	8.4 years

$35.76 - $42.34	1,556	8.7 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011	2010

Exercise price	$35.76	$42.34	$41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's Restricted Stock Unit Activity

The fair value of the RSUs is determined based on the closing stock price of Nucor’s common stock on the day before the grant. A summary of Nucor’s restricted stock unit activity is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	962	$46.09	1,203	$49.96	1,464	$54.69
Granted	1,101	$35.76	490	$42.34	462	$43.05
Vested	(915)	$40.36	(713)	$50.04	(709)	$55.24
Canceled	(42)	$39.41	(18)	$46.06	(14)	$49.52

Unvested at end of year	1,106	$40.80	962	$46.09	1,203	$49.96

Shares reserved for future grants (stock options and RSUs)	11,839		13,695		14,777

Summary of Nucor's Restricted Stock Awards and Units Under AIP And LTIP

A summary of Nucor’s restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2012		2011		2010
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	94	$42.46	141	$44.62	240	$50.75
Granted	122	$42.20	118	$46.41	131	$44.82
Vested	(144)	$41.62	(165)	$47.13	(230)	$51.13
Canceled	-	-	-	-	-	-

Unvested at end of year	72	$43.72	94	$42.46	141	$44.62

Shares reserved for future grants	1,360		1,482		1,600

Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Net Interest Expense

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Interest expense	$ 173,503	$ 178,812	$ 161,140
Interest income	(11,128)	(12,718)	(8,047)

Interest expense, net	$ 162,375	$ 166,094	$ 153,093

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2012	2011	2010

United States	$854,705	$1,241,465	$260,794
Foreign	(1,765)	10,347	6,321

	$852,940	$1,251,812	$267,115

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010

Current:
Federal	$261,552	$329,076	$(66,462)
State	20,337	1,685	(19,297)
Foreign	3,199	2,016	8,289

Total current	285,088	332,777	(77,470)

Deferred:
Federal	(23,052)	55,124	138,662
State	(10,440)	10,400	12,223
Foreign	8,218	(7,473)	(12,623)

Total deferred	(25,274)	58,051	138,262

Total provision for income taxes	$259,814	$390,828	$60,792

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2012	2011	2010

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75	0.63	(1.72)
Federal research credit	-	(0.28)	(1.19)
Domestic manufacturing deduction	(3.25)	(2.21)	-
Equity in losses of foreign joint ventures	1.43	0.64	3.09
Foreign rate differential	0.60	(0.92)	(3.83)
Noncontrolling interests	(3.64)	(2.32)	(9.47)
Other, net	(0.43)	0.68	0.88

Provision for income taxes	30.46%	31.22%	22.76%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Accrued liabilities and reserves	$108,287	$115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments	-	2,254
Tax credit carryforwards	28,600	39,700

Total deferred tax assets	351,971	370,462

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)	-
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)

Total deferred tax liabilities	(727,712)	(707,948)

Total net deferred tax liabilities	$(375,741)	$(337,486)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2012	2011	2010
Balance at beginning of year	$80,897	$92,752	$108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities	-	-	2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)

Balance at end of year	$80,862	$80,897	$92,752

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computations of Basic and Diluted Net Earnings Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

	2012	2011	2010
Basic net earnings per share:
Basic net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,713)	(2,653)	(1,823)

Net earnings available to common stockholders	$502,906	$775,535	$132,269

Average shares outstanding	318,172	316,997	315,962

Basic net earnings per share	$1.58	$2.45	$0.42

Diluted net earnings per share:
Diluted net earnings	$504,619	$778,188	$134,092
Earnings allocated to participating securities	(1,714)	(2,654)	(1,823)

Net earnings available to common stockholders	$502,905	$775,534	$132,269

Diluted average shares outstanding:
Basic shares outstanding	318,172	316,997	315,962
Dilutive effect of stock options and other	68	164	548

	318,240	317,161	316,510

Diluted net earnings per share	$1.58	$2.45	$0.42

Anti-Dilutive Stock Options

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2012	2011	2010

Anti-dilutive stock options:
Weighted average shares	801	801	242

Weighted average exercise price	$42.07	$42.07	$41.43

Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Steel mills	$13,317,980	$13,960,245	$10,860,760
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Intercompany sales:
Steel mills	$2,595,767	$2,405,590	$1,719,937
Steel products	71,277	55,646	43,565
Raw materials	9,514,163	10,436,379	8,052,986
All other	13,644	24,869	8,616
Corporate/eliminations	(12,194,851)	(12,922,484)	(9,825,104)

	$-	$-	$-

Depreciation expense:
Steel mills	$366,117	$371,984	$370,458
Steel products	47,948	53,272	58,429
Raw materials	112,939	92,250	78,308
All other	65	56	90
Corporate	6,941	5,009	4,862

	$534,010	$522,571	$512,147

Amortization expense:
Steel mills	$7,879	$-	$262
Steel products	35,152	38,743	40,745
Raw materials	29,109	28,215	28,577
All other	871	871	871
Corporate	-	-	-

	$73,011	$67,829	$70,455

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,161,449	$1,808,859	$872,566
Steel products	(17,140)	(60,282)	(173,433)
Raw materials	55,264	156,180	112,306
All other	821	4,296	4,344
Corporate/eliminations	(347,454)	(657,241)	(548,668)

	$852,940	$1,251,812	$267,115

Segment assets:
Steel mills	$7,669,917	$6,440,868	$6,061,823
Steel products	2,870,810	2,903,281	2,835,812
Raw materials	3,379,742	2,925,651	2,713,819
All other	200,775	152,107	170,174
Corporate/eliminations	30,815	2,148,443	2,140,282

	$14,152,059	$14,570,350	$13,921,910

Capital expenditures:
Steel mills	$369,314	$181,178	$186,236
Steel products	31,698	20,918	21,321
Raw materials	604,312	245,337	125,536
All other	149	15	24
Corporate	13,861	3,179	12,177

	$1,019,334	$450,627	$345,294

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2012	2011	2010

Net sales to external customers:
Sheet	$5,540,868	$5,967,756	$4,952,236
Bar	3,536,094	3,733,716	2,668,706
Structural	2,301,778	2,049,907	1,633,203
Plate	1,939,240	2,208,866	1,606,615
Steel products	3,738,381	3,431,490	2,831,209
Raw materials	1,909,095	2,128,391	1,814,329
All other	463,817	503,438	338,329

	$19,429,273	$20,023,564	$15,844,627

Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Information

	(In thousands, except per share data) Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$5,072,594	$5,104,199	$4,801,206	$4,451,274

Gross margin (1)	380,527	399,930	348,733	384,348

Net earnings (2)	163,412	139,567	129,892	160,255

Net earnings attributable to Nucor stockholders (2)	145,104	112,299	110,308	136,908

Net earnings per share:
Basic	0.46	0.35	0.35	0.43
Diluted	0.46	0.35	0.35	0.43

	(In thousands, except per share data) Year Ended December 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,833,934	$5,107,809	$5,252,144	$4,829,677

Gross margin (3)	423,735	649,450	458,130	350,105

Net earnings (4)	181,122	321,578	200,111	158,173

Net earnings attributable to Nucor stockholders (4)	159,841	299,773	181,518	137,056

Net earnings per share:
Basic	0.50	0.94	0.57	0.43
Diluted	0.50	0.94	0.57	0.43

(1)	Nucor incurred a LIFO charge of $14.5 million in the first quarter and recorded LIFO credits of $14.5 million, $84.0 million and $71.9 million in the second, third and fourth quarters, respectively. Inventory related purchase accounting adjustments, associated with the acquisition of Skyline, of $8.6 million, $28.2 million, and $12.0 million were recorded in the second, third and fourth quarters, respectively.
(2)	The second quarter includes a pre-tax charge of $30.0 million for impairment of Nucor’s equity investment in Nucor Duferdofin S.r.l. The third quarter includes a pre-tax charge of $17.6 million related to the loss on the sale of the assets of Nucor Wire Products Pennsylvania, Inc.
(3)	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
(4)	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor’s equity investment in a dust recycling project.

Nature of Operations and Basis of Presentation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nucor-Yamato Steel Company [Member]
Percentage of equity interest			51.00%
Reclassification of marketing, administrative and other expenses to cost of products sold	$ 67.2	$ 59.9

Summary of Significant Accounting Policies (Narrative) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Percentage of inventories valued using the last-in, first-out (LIFO)	45.00%	47.00%

Summary of Significant Accounting Policies (Schedule of Accumulated Other Comprehensive (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income Loss [Line Items]
Foreign currency translation, net of income taxes when applicable	$ 46,181	$ (12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes		(40,250)
Accumulated other comprehensive income (loss), net of tax, total	$ 56,761	$ (38,177)

Acquisitions and Dispositions (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 20, 2012	Jun. 20, 2012 Skyline Steel LLC [Member]	Apr. 30, 2010 Numit LLC [Member]	Dec. 31, 2010 Steel Technologies LLC [Member] Facility	Apr. 30, 2010 Steel Technologies LLC [Member]	Dec. 31, 2012 Other Minor Acquisitions [Member]	Dec. 31, 2011 Other Minor Acquisitions [Member]	Dec. 31, 2010 Other Minor Acquisitions [Member]	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2011 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Steel Mills [Member]
Business Acquisition [Line Items]
Business acquisition purchase price for Skyline LLC						$ 675,400,000
Goodwill attributed to the expected synergies					138,579,000											138,600,000
Goodwill expected to be deductible for tax purposes																128,200,000
Loss on sale of asset	(17,600,000)	(17,563,000)
Equity method investment, ownership percentage							50.00%		100.00%				50.00%
Equity method investment, carrying amount		855,900,000	775,700,000											95,400,000	0
Period used for lag basis, in months													1 month
Payments to acquire interest in joint venture							221,300,000
Number of sheet processing facilities operated by Steel Technologies								25
Business acquisition purchase price		$ 760,833,000	$ 3,959,000	$ 64,788,000						$ 85,400,000	$ 4,000,000	$ 64,800,000

Acquisitions and Dispositions (Estimated Fair Values of Assets Acquired and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 20, 2012
Business Acquisition [Line Items]
Accounts receivable		$ 128,004
Inventory		260,473
Other current assets		4,410
Property, plant and equipment		70,100
Goodwill		138,579
Other intangible assets	215,600	215,600
Total assets acquired		817,166
Current liabilities		137,654
Deferred credits and other liabilities		4,078
Total liabilities assumed		141,732
Net assets acquired		$ 675,434

Acquisitions and Dispositions (Preliminary Purchase Price Allocation to Identifiable Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 20, 2012	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2012 Trademarks and trade names [Member]	Dec. 31, 2012 Other [Member]
Business Acquisition [Line Items]
Intangible assets	$ 215,600	$ 215,600	$ 184,500	$ 28,500	$ 2,600
Weighted average life			17 years	20 years	3 years

Short-term Investments (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012 D
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable rate bonds, minimum maturity days	90

Short-term Investments (Schedule of Short Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 104,167	$ 1,362,641
Certificates of Deposit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	104,167	775,000
Corporate Debt [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		103,506
Federal Home Loan Bank Investments [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		185,500
Variable Rate Demand Notes [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		$ 298,635

Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 57.4	$ 54.3	$ 61.2

Inventories (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Components Of Inventory [Line Items]
Raw materials and supplies in inventory, percentage		37.00%	40.00%
Finished and semi-finished products in inventory, percentage		63.00%	60.00%
Increased value of inventory if FIFO method had been used		$ 607,200,000	$ 763,200,000
Lower of cost or market adjustments		3,500,000	6,800,000
Liquidation effect to decrease cost of products sold	30,400,000
Approximate amount of raw materials, utilities and other items under supply agreements		$ 6,410,000,000

Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land and improvements	$ 546,234	$ 515,674
Buildings and improvements	899,944	841,179
Machinery and equipment	8,160,140	7,727,630
Construction in process and equipment deposits	832,255	396,614
Property, plant and equipment, gross	10,438,573	9,481,097
Less accumulated depreciation	(6,155,517)	(5,725,493)
Property, plant and equipment, net, total	$ 4,283,056	$ 3,755,604

Property, Plant and Equipment (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	5 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	20 years
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	9 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	31 years 6 months
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives range	15 years

Restricted Cash and Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 30-Year Variable Rate Gulf Opportunity Zone Bonds [Member] Y
Restricted Cash and Investments [Line Items]
Debt instrument face amount			$ 600,000,000
Term of variable rate bonds, years			30
Qualified expenditure for construction of facility	311,800,000	43,200,000
Restricted Investments	$ 149,800,000	$ 514,300,000

Goodwill and Other Intangible Assets (Schedule of Change in Net Carrying Amount of Goodwill by Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance, beginning of period	$ 1,830,661	$ 1,836,294
Acquisitions and dispositions	155,413	2,986
Translation	18,464	(8,619)
Balance, end of period	2,004,538	1,830,661
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	268,466	268,466
Acquisitions and dispositions	138,579
Translation
Balance, end of period	407,045	268,466
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	790,441	799,060
Acquisitions and dispositions	(3,489)
Translation	18,464	(8,619)
Balance, end of period	805,416	790,441
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	682,902	679,916
Acquisitions and dispositions	20,323	2,986
Translation
Balance, end of period	703,225	682,902
All Other [Member]
Goodwill [Line Items]
Balance, beginning of period	88,852	88,852
Acquisitions and dispositions
Translation
Balance, end of period	$ 88,852	$ 88,852

Goodwill and Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 73	$ 67.8	$ 70.5
Future amortization expense, in 2013	72.1
Future amortization expense, in 2014	70.1
Future amortization expense, in 2015	68.2
Future amortization expense, in 2016	66.6
Future amortization expense, in 2017	$ 64.8
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	22 years

Goodwill and Other Intangible Assets (Schedule of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,338,458	$ 1,090,847
Intangible assets, Accumulated Amortization	379,218	306,207
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,156,979	941,787
Intangible assets, Accumulated Amortization	325,819	262,841
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	152,869	123,192
Intangible assets, Accumulated Amortization	32,653	25,628
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	28,610	25,868
Intangible assets, Accumulated Amortization	$ 20,746	$ 17,738

Equity Investments (Narrative) (Detail)	3 Months Ended			12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Oct. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member] USD ($)	Dec. 31, 2011 Hunter Ridge Energy Services LLC [Member] USD ($)	Oct. 01, 2011 Dust Recycling Project [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2011 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2010 Duferdofin Nucor S.R.L. [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2011 Duferdofin Nucor S.R.L. [Member] EUR (€)	Dec. 31, 2012 Duferdofin Nucor S.R.L. [Member] EURO [Member] EUR (€)	Dec. 31, 2012 NuMit [Member] USD ($)	Dec. 31, 2011 NuMit [Member] USD ($)	Dec. 31, 2012 Steel Technologies LLC [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment				$ 855,900,000	$ 775,700,000			$ 95,400,000	$ 0		$ 454,100,000	$ 493,900,000					$ 288,400,000	$ 259,300,000
Period used for lag basis, in months							1 month				1 month						1 month
Equity method investment, ownership percentage							50.00%				50.00%						50.00%		100.00%
Equity method investments, share of net assets											53,000,000
Step-up to fair value of certain assets and liabilities											401,100,000
Step-up to fair value of equity method investment, portion related to identification of goodwill											319,100,000
Amortization expense and other purchase accounting adjustments due to fair value step-up				73,011,000	67,829,000	70,455,000					11,100,000	11,500,000	11,500,000
Due from related parties, noncurrent											46,300,000			35,000,000	30,000,000
Notes receivable, related parties, interest rate											1.69%								1.26%
Interest rate per year in excess of Euribor as of date of the notes				1.00%
Equity method investment's credit facilities with parent company, maturity date											Jan 31, 2016						Oct 21, 2014
Equity method investment's credit facilities, amount																112,500,000
Total amount outstanding under equity method investment's credit facilities											134,800,000					102,000,000
Line of credit facility, maturity period											Oct 26, 2013								Apr 1, 2013
Number of sheet processing facilities operated by Steel Technologies																	25
Investment in joint venture																	221,300,000
Notes receivable, related parties																			40,000,000
Basis points in excess of LIBOR on note receivable from related party																			0.90%
Line of credit extended to joint venture, amount outstanding																			47,000,000
Line of credit extended to joint venture																			130,000,000
Line of credit facility extended to joint venture, interest rate																			1.83%
Impairment of equity method investments	30,000,000	13,900,000								13,900,000	30,000,000
Percentage of interest in joint venture that will be terminated on closure of plant						25.00%
Pre-tax charge for the estimated closure costs			$ 10,000,000

Current Liabilities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current [Line Items]
Book overdrafts	$ 53.8	$ 53.6
Dividends Payable, current	$ 117.6	$ 116.3

Debt and Other Financing Arrangements (Schedule of Debt and Other Financing Arrangements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 3,630,200	$ 4,280,200
Less current maturities	(250,000)	(650,000)
Long-term Debt due after one year	3,380,200	3,630,200
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		350,000
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument face amount		300,000
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	250,000	250,000
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Industrial Revenue Bonds [Member] | 0.30% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,030,200	$ 1,030,200

Debt and Other Financing Arrangements (Schedule of Debt and Other Financing Arrangements) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Notes, 4.875%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.88%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2012 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Debt instrument - maturity date	2012
Notes, 5.0%, Due 2013 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.00%
Debt instrument - maturity date	2013
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.75%
Debt instrument - maturity date	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.85%
Debt instrument - maturity date	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.13%
Debt instrument - maturity date	2022
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.40%
Debt instrument - maturity date	2037
Industrial Revenue Bonds [Member] | 0.30% to 1.5%, variable, due from 2014 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate - minimum	0.30%
Debt instrument interest rate - maximum	1.50%
Debt instrument - maturity rate - start	2014
Debt instrument - maturity rate - end	2040

Debt and Other Financing Arrangements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Annual aggregate long-term debt maturities - 2013	$ 250
Annual aggregate long-term debt maturities - 2014	3.3
Annual aggregate long-term debt maturities - 2015	16.3
Annual aggregate long-term debt maturities - 2016	0
Annual aggregate long-term debt maturities - 2017	600
Annual aggregate long-term debt maturities - thereafter	2,761
Revolving credit facility		1,500
Ratio funded debt to total capital	32.00%
Interest expenses capitalized	4.7	3.5	0.9
Revolving Loans For Nucor Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facility availability		500
Harris Steel [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	35.5
Credit facilities, amount outstanding	2.8
Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	27.1
Outstanding guarantees	0.1
Additional line of credit facility guaranteed	21.5	0
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		500
Ratio on the limit of funded debt to capital on credit facility		60.00%
Credit facilities, amount outstanding	0	0
Foreign Currency Loans [Member] | Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		850
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	27.2
Letter of Credit [Member] | Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		$ 500

Capital Stock (Narrative) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Stock [Line Items]
The par value of common stock	$ 0.4
Common stock shares authorized	800,000,000	800,000,000
Preferred stock shares authorized	250,000
Preferred stock par value per share	$ 4
Preferred stock shares outstanding	0
Preferred stock shares issued	0

Derivative Financial Instruments (Fair Values of Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		$ 5,071
Derivative Liabilities, Fair Value	(318)	(21,434)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(318)	(334)
Commodity Contract [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		5,071
Commodity Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(303)
Commodity Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(21,100)
Foreign Exchange Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (15)	$ (334)

Derivative Financial Instruments (Derivatives in Cash Flow Hedging Relationships) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 1,519	$ 11,092	$ (510)
Cost of Products Sold [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2,264)	(8,454)	(29,957)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	(42,515)	(37,093)	(35,141)
Amount of Gain or (Loss) Recognized in Earnings on Derivatives (Ineffective Portion)	500	600	600
Cost of Products Sold [Member] | Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	1,321	11,757	(1,417)
Cost of Products Sold [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 198	$ (665)	$ 907

Derivative Financial Instruments ( Narrative) (Detail) (Natural Gas Forward Purchase Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Purchase Commitments Due in 2013 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 88.4
Purchase Commitments Due in 2014 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	30.2
Purchase Commitments Due in 2015 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.1
Purchase Commitments Due in 2016 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	28.8
Purchase Commitments Due in 2017 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	29.1
Purchase Commitments Due Between 2018 and 2028 [Member]
Derivative [Line Items]
Purchase commitment of natural gas to be used for production	$ 347.4

Fair Value Measurements (Schedule of Financial Assets and Financial Liabilities Measured at Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 830,011	$ 1,012,122
Short-term investments	104,167	1,362,641
Commodity contracts		5,071
Restricted cash and investments	275,163	585,833
Total assets	1,209,341	2,965,667
Foreign exchange and commodity contracts	(318)	(21,434)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	830,011	1,012,122
Short-term investments	104,167	1,362,641
Restricted cash and investments	275,163	585,833
Total assets	1,209,341	2,960,596
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity contracts		5,071
Total assets		5,071
Foreign exchange and commodity contracts	$ (318)	$ (21,434)

Fair Value Measurements (Narrative) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of short-term and long-term debt, including current maturities	$ 4.24	$ 4.76

Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Accrual for environmental loss contingencies, gross	$ 26.5	$ 31.4
Accrued environmental loss contingencies, current	9.5	14.4
Accrued environmental loss contingencies, noncurrent	$ 17	$ 17
Steel manufacturers, number of manufacturers	8
Additional complaints being filed in July and December of 2010	2
Complaints that are dismissed	2

Stock-Based Compensation (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Options exercisable	$ 0	$ 29.67	$ 25.12
Total intrinsic value of options exercised	$ 4,300,000	$ 7,600,000	$ 8,500,000
Total aggregate intrinsic value of both options outstanding and options exercisable	6,500,000
Grant date fair value of options granted	$ 11.4	$ 15.37	$ 15.5
Stock option expense	9,850,000	9,850,000	729,000
Number of anniversaries of grant date upon which restricted stock units vest	3
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	4 months 24 days
Unrecognized compensation expense related to unvested restricted stock	500,000
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1 year 7 months 6 days
Unrecognized compensation expense related to unvested restricted stock	600,000
Compensation expense	6,600,000	7,400,000	5,200,000
Total fair value of shares vested	6,000,000	7,300,000	10,200,000
Stock Options Granted in 2010, 2011 and 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1 year 10 months 24 days
Unrecognized compensation expense related to unvested restricted stock	27,400,000
Installments in which restricted stock units vest and are converted to common stock	3
Compensation expense	34,200,000	31,600,000	37,000,000
Total fair value of shares vested	$ 33,100,000	$ 29,300,000	$ 30,400,000
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333
AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of annual incentive award payment participant can elect to defer.	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%

Stock-Based Compensation (Schedule of Stock Option Plans Activity) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Shares	1,156	983	1,060
Granted, Shares	754	560	242
Exercised, Shares	(354)	(387)	(319)
Canceled, Shares
Outstanding at end of year, Shares	1,556	1,156	983
Options exercisable at end of year, Shares		354	741
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 38.26	$ 29.14	$ 21.95
Granted, Weighted - Average Exercise Price	$ 35.76	$ 42.34	$ 41.43
Exercised, Weighted - Average Exercise Price	$ 29.67	$ 20.96	$ 14.6
Canceled, Weighted - Average Exercise Price
Outstanding at end of period, Weighted - Average Exercise Price	$ 39.01	$ 38.26	$ 29.14
Options exercisable at end of period, Weighted - Average Exercise Price	$ 0	$ 29.67	$ 25.12

Stock-Based Compensation (Summary of Stock Options Outstanding) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 $35.76 [Member]	Dec. 31, 2012 $41.43 [Member]	Dec. 31, 2012 $42.34 [Member]	Dec. 31, 2012 $35.76 - $42.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price					$ 35.76	$ 42.34	$ 35.76	$ 41.43	$ 42.34
Number Outstanding	1,556	1,156	983	1,060			754	242	560	1,556
Weighted-Average Remaining Contractual Life							9 years 4 months 24 days	7 years 4 months 24 days	8 years 4 months 24 days	8 years 8 months 12 days

Stock-Based Compensation (Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35.76	$ 42.34	$ 41.43
Black Scholes Option Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35.76	$ 42.34	$ 41.43
Expected dividend yield	4.08%	3.42%	3.48%
Expected stock price volatility	48.99%	49.40%	50.58%
Risk-free interest rate	1.06%	2.39%	2.75%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months

Stock-Based Compensation (Summary of Nucor's Restricted Stock Unit Activity) (Detail) (RSU [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	962	1,203	1,464
Granted, Shares	1,101	490	462
Vested, Shares	(915)	(713)	(709)
Canceled, Shares	(42)	(18)	(14)
Unvested at end of period, Shares	1,106	962	1,203
Shares reserved for future grants	11,839	13,695	14,777
Unvested at beginning of year, Grant Date Fair Value	$ 46.09	$ 49.96	$ 54.69
Granted, Grant Date Fair Value	$ 35.76	$ 42.34	$ 43.05
Vested, Grant Date Fair Value	$ 40.36	$ 50.04	$ 55.24
Canceled, Grant Date Fair Value	$ 39.41	$ 46.06	$ 49.52
Unvested at end of period, Grant Date Fair Value	$ 40.8	$ 46.09	$ 49.96

Stock-Based Compensation (Summary of Nucor's Restricted Stock Awards and Units Under AIP And LTIP) (Detail) (AIP and LTIP [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	94	141	240
Granted, Shares	122	118	131
Vested, Shares	(144)	(165)	(230)
Canceled, Shares
Unvested at end of period, Shares	72	94	141
Shares reserved for future grants	1,360	1,482	1,600
Unvested at beginning of year, Grant Date Fair Value	$ 42.46	$ 44.62	$ 50.75
Granted, Grant Date Fair Value	$ 42.2	$ 46.41	$ 44.82
Vested, Grant Date Fair Value	$ 41.62	$ 47.13	$ 51.13
Canceled, Grant Date Fair Value
Unvested at end of period, Grant Date Fair Value	$ 43.72	$ 42.46	$ 44.62

Employee Benefit Plan (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Line Items]
Profit Sharing and Retirement Savings Plan, plan expense		$ 77.7	$ 117.7	$ 22.1
Unfunded obligation	13.3	13.5	13.3
Expense associated with early retiree medical plan		1.9	3.5	2.7
Gain related to correction of error in the actuarial calculation	29
Reduction of other comprehensive income		$ 7.6
Discount rate used to calculate expenses		3.70%	4.50%	5.50%
Health care cost trend rate		6.60%	6.70%	6.80%
Year that trend rate is projected to reach ultimate rate		2027
December 31, 2027 [Member]
Employee Benefit Plans [Line Items]
Health care cost trend rate		4.50%

Interest Expense (Income) (Schedule of Components of Net Interest Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense [Line Items]
Interest expense	$ 173,503	$ 178,812	$ 161,140
Interest income	(11,128)	(12,718)	(8,047)
Interest expense, net	$ 162,375	$ 166,094	$ 153,093

Interest Expense (Income) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense [Line Items]
Interest paid	$ 178	$ 177.6	$ 151.8

Income Taxes (Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ 854,705	$ 1,241,465	$ 260,794
Foreign	(1,765)	10,347	6,321
Earnings before income taxes and noncontrolling interests	$ 852,940	$ 1,251,812	$ 267,115

Income Taxes (Provision for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Federal, current	$ 261,552	$ 329,076	$ (66,462)
State, current	20,337	1,685	(19,297)
Foreign, current	3,199	2,016	8,289
Total current	285,088	332,777	(77,470)
Federal, deferred	(23,052)	55,124	138,662
State, deferred	(10,440)	10,400	12,223
Foreign, deferred	8,218	(7,473)	(12,623)
Total deferred	(25,274)	58,051	138,262
Total provision for income taxes	$ 259,814	$ 390,828	$ 60,792

Income Taxes (Reconciliation of the Federal Statutory Tax Rate to Total Provision) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Provision Of Income Taxes [Line Items]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75%	0.63%	(1.72%)
Federal research credit		(0.28%)	(1.19%)
Domestic manufacturing deduction	(3.25%)	(2.21%)
Equity in losses of foreign joint ventures	1.43%	0.64%	3.09%
Foreign rate differential	0.60%	(0.92%)	(3.83%)
Noncontrolling interests	(3.64%)	(2.32%)	(9.47%)
Other, net	(0.43%)	0.68%	0.88%
Provision for income taxes	30.46%	31.22%	22.76%

Income Taxes (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Accrued liabilities and reserves	$ 108,287	$ 115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments		2,254
Tax credit carryforwards	28,600	39,700
Total deferred tax assets	351,971	370,462
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)
Total deferred tax liabilities	(727,712)	(707,948)
Total net deferred tax liabilities	$ (375,741)	$ (337,486)

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Current deferred tax assets	$ 190,400,000	$ 195,900,000
Non-current deferred tax liabilities	566,100,000	533,400,000
Net federal, state and foreign income taxes paid (refund received)	313,500,000	322,400,000	245,000,000
Cumulative undistributed foreign earnings	176,500,000	168,000,000
Unrecognized tax benefits	80,862,000	80,897,000	92,752,000	108,587,000
Amount of unrecognized tax benefits affects effective tax rate	76,400,000	78,500,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	19,300,000
Expense (benefit) for interest and penalties	2,100,000	3,600,000	5,300,000
Accrued interest and penalties related to uncertain tax positions	36,400,000	34,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards	418,800,000	490,800,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 59,200,000	$ 66,200,000
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2032
Maximum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2029
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2014
Minimum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year	2027

Income Taxes (Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 80,897	$ 92,752	$ 108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities			2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)
Balance at end of year	$ 80,862	$ 80,897	$ 92,752

Earnings Per Share (Computations of Basic and Diluted Net Earnings Per Share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Basic net earnings	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 137,056	$ 181,518	$ 299,773	$ 159,841	$ 504,619	$ 778,188	$ 134,092
Earnings allocated to participating securities									(1,713)	(2,653)	(1,823)
Net earnings available to common stockholders									502,906	775,535	132,269
Average shares outstanding									318,172	316,997	315,962
Basic net earnings per share	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.5	$ 1.58	$ 2.45	$ 0.42
Diluted net earnings	136,908	110,308	112,299	145,104	137,056	181,518	299,773	159,841	504,619	778,188	134,092
Earnings allocated to participating securities, diluted									(1,714)	(2,654)	(1,823)
Net earnings available to common stockholders									$ 502,905	$ 775,534	$ 132,269
Basic shares outstanding									318,172	316,997	315,962
Dilutive effect of stock options and other									68	164	548
Diluted average shares outstanding									318,240	317,161	316,510
Diluted net earnings per share	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.5	$ 1.58	$ 2.45	$ 0.42

Earnings Per Share (Anti-Dilutive Stock Options) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive stock options, weighted average shares	801	801	242
Anti-dilutive stock options, weighted average exercise price	$ 42.07	$ 42.07	$ 41.43

Segments (Segments) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Intercompany sales
Depreciation expense									534,010	522,571	512,147
Amortization expense									73,011	67,829	70,455
Earnings before income taxes and noncontrolling interests									852,940	1,251,812	267,115
Segment assets	14,152,059				14,570,350				14,152,059	14,570,350	13,921,910
Capital expenditures									1,019,334	450,627	345,294
Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									13,317,980	13,960,245	10,860,760
Intercompany sales									2,595,767	2,405,590	1,719,937
Depreciation expense									366,117	371,984	370,458
Amortization expense									7,879		262
Earnings before income taxes and noncontrolling interests									1,161,449	1,808,859	872,566
Segment assets	7,669,917				6,440,868				7,669,917	6,440,868	6,061,823
Capital expenditures									369,314	181,178	186,236
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,738,381	3,431,490	2,831,209
Intercompany sales									71,277	55,646	43,565
Depreciation expense									47,948	53,272	58,429
Amortization expense									35,152	38,743	40,745
Earnings before income taxes and noncontrolling interests									(17,140)	(60,282)	(173,433)
Segment assets	2,870,810				2,903,281				2,870,810	2,903,281	2,835,812
Capital expenditures									31,698	20,918	21,321
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,909,095	2,128,391	1,814,329
Intercompany sales									9,514,163	10,436,379	8,052,986
Depreciation expense									112,939	92,250	78,308
Amortization expense									29,109	28,215	28,577
Earnings before income taxes and noncontrolling interests									55,264	156,180	112,306
Segment assets	3,379,742				2,925,651				3,379,742	2,925,651	2,713,819
Capital expenditures									604,312	245,337	125,536
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									463,817	503,438	338,329
Intercompany sales									13,644	24,869	8,616
Depreciation expense									65	56	90
Amortization expense									871	871	871
Earnings before income taxes and noncontrolling interests									821	4,296	4,344
Segment assets	200,775				152,107				200,775	152,107	170,174
Capital expenditures									149	15	24
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Intercompany sales									(12,194,851)	(12,922,484)	(9,825,104)
Depreciation expense									6,941	5,009	4,862
Amortization expense
Earnings before income taxes and noncontrolling interests									(347,454)	(657,241)	(548,668)
Segment assets	30,815				2,148,443				30,815	2,148,443	2,140,282
Capital expenditures									$ 13,861	$ 3,179	$ 12,177

Segments (Schedule of Net Sales by Products from External Customers) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,540,868	5,967,756	4,952,236
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,536,094	3,733,716	2,668,706
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,301,778	2,049,907	1,633,203
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,939,240	2,208,866	1,606,615
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,738,381	3,431,490	2,831,209
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,909,095	2,128,391	1,814,329
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 463,817	$ 503,438	$ 338,329

Quarterly Information (Schedule of Quarterly Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 19,429,273	$ 20,023,564	$ 15,844,627
Gross margin	384,348	348,733	399,930	380,527	350,105	458,130	649,450	423,735
Net earnings	160,255	129,892	139,567	163,412	158,173	200,111	321,578	181,122	593,126	860,984	206,323
Net earnings attributable to Nucor stockholders	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 137,056	$ 181,518	$ 299,773	$ 159,841	$ 504,619	$ 778,188	$ 134,092
Basic	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.5	$ 1.58	$ 2.45	$ 0.42
Diluted	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 0.43	$ 0.57	$ 0.94	$ 0.5	$ 1.58	$ 2.45	$ 0.42

Quarterly Information (Schedule of Quarterly Information) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011
Quarterly Financial Information [Line Items]
LIFO charges	$ (71.9)	$ (84)	$ (14.5)	$ 14.5	$ 51.8	$ 28	$ 32	$ 31
Purchase Accounting Adjustments	12	28.2	8.6
Impairment of equity method investments			30			13.9
Loss on sale of Assets		(17.6)
Gain related to correction of error in the actuarial calculation					$ 29

Valuation And Qualifying Accounts (Detail) (LIFO Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIFO Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Year	$ 763,176	$ 620,414	$ 456,448
Additions charged to costs and expenses		142,762	163,966
Deductions	(155,936)
Balance at end of year	$ 607,240	$ 763,176	$ 620,414